ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ 339.0	$ 155.9	$ (230.8)
Other comprehensive (loss) income	85.1	(55.0)	10.3
End of year	827.5	339.0	155.9
Accumulated other comprehensive (loss) income
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(61.4)	(6.4)	(16.7)
Other comprehensive (loss) income	85.1	(55.0)	10.3
End of year	23.7	(61.4)	(6.4)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(92.5)	(20.7)	(26.3)
Other comprehensive (loss) income	67.5	(71.8)	5.6
End of year	$ (25.0)	(92.5)	(20.7)
Expected reversal period	9 years
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ 31.1	14.3	9.6
Other comprehensive (loss) income	17.6	16.8	4.7
End of year	$ 48.7	$ 31.1	$ 14.3